UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Stock Index Fund
(Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.19%
Financial	16.87
Technology	12.03
Communications	11.73
Industrial	9.86
Consumer, Cyclical	9.84
Energy	6.89
Utilities	3.73
Basic Materials	2.60
Diversified	0.03
Short Term Investments	3.23
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,038.40	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.65%
2,802	Air Products & Chemicals Inc	$ 397,996
1,702	Albemarle Corp	134,986
19,289	Alcoa Inc(a)	178,809
1,580	Allegheny Technologies Inc(a)	20,145
974	Ashland Inc	111,786
935	Cabot Corp	42,692
835	Carpenter Technology Corp	27,497
3,471	CF Industries Holdings Inc	83,651
2,026	Commercial Metals Co	34,239
479	Compass Minerals International Inc	35,537
950	Domtar Corp	33,259
16,129	Dow Chemical Co	801,773
2,277	Eastman Chemical Co	154,608
3,846	Ecolab Inc	456,136
12,585	EI du Pont de Nemours & Co	815,508
1,985	FMC Corp	91,925
18,752	Freeport-McMoRan Inc(a)	208,897
1,174	International Flavors & Fragrances Inc	148,006
6,185	International Paper Co	262,120
4,992	LyondellBasell Industries NV Class A	371,505
601	Minerals Technologies Inc	34,137
6,358	Monsanto Co	657,481
4,976	Mosaic Co(a)	130,272
136	NewMarket Corp	56,356
7,843	Newmont Mining Corp	306,818
4,590	Nucor Corp	226,792
2,299	Olin Corp(a)	57,107
1,230	PolyOne Corp	43,345
3,906	PPG Industries Inc	406,810
4,112	Praxair Inc	462,148
1,093	Reliance Steel & Aluminum Co	84,052
1,019	Royal Gold Inc	73,388
1,968	RPM International Inc	98,302
651	Sensient Technologies Corp	46,247
1,138	Sherwin-Williams Co	334,196
3,505	Steel Dynamics Inc	85,872
2,332	United States Steel Corp(a)	39,318
1,146	Valspar Corp	123,802
848	Worthington Industries Inc	35,870
		7,713,388
Communications — 11.96%
4,287	Alphabet Inc Class A(b)	3,016,033
4,290	Alphabet Inc Class C(b)	2,969,109
5,634	Amazon.com Inc(b)	4,031,803
829	AMC Networks Inc Class A(b)	50,088
2,656	ARRIS International PLC(b)	55,670
89,860	AT&T Inc	3,882,851
63	Cable One Inc	32,219
6,090	CBS Corp Class B	331,540
8,071	CenturyLink Inc	234,140
2,111	Ciena Corp(b)	39,581
73,419	Cisco Systems Inc	2,106,391
35,127	Comcast Corp Class A	2,289,929
688	Comscore Inc(b)	16,429
Shares		Fair Value
Communications — (continued)
2,358	Discovery Communications Inc Class A(a)(b)	$ 59,492
2,918	Discovery Communications Inc Class C(b)	69,594
15,657	eBay Inc(b)	366,530
1,795	Expedia Inc	190,809
1,004	F5 Networks Inc(b)	114,295
33,747	Facebook Inc Class A(b)	3,856,607
647	FactSet Research Systems Inc	104,439
17,104	Frontier Communications Corp(a)	84,494
430	InterDigital Inc	23,942
6,233	Interpublic Group of Cos Inc	143,982
708	John Wiley & Sons Inc Class A	36,943
5,211	Juniper Networks Inc	117,195
4,242	Level 3 Communications Inc(b)	218,421
626	Meredith Corp	32,496
2,243	Motorola Solutions Inc	147,971
6,181	Netflix Inc(b)	565,438
685	NeuStar Inc Class A(a)(b)	16,104
1,780	New York Times Co Class A	21,538
5,759	News Corp Class A	65,365
1,441	News Corp Class B(a)	16,817
3,459	Omnicom Group Inc	281,874
539	Plantronics Inc	23,716
2,010	Polycom Inc(b)	22,613
716	Priceline Group Inc(b)	893,862
1,483	Scripps Networks Interactive Inc Class A	92,346
8,487	Symantec Corp	174,323
3,402	Tegna Inc	78,824
1,429	Telephone & Data Systems Inc	42,384
1,790	Time Inc	29,463
11,408	Time Warner Inc	838,944
1,707	TripAdvisor Inc(b)	109,760
15,664	Twenty-First Century Fox Inc Class A	423,711
6,402	Twenty-First Century Fox Inc Class B	174,455
1,492	VeriSign Inc(a)(b)	128,998
59,502	Verizon Communications Inc	3,322,592
5,268	Viacom Inc Class B	218,464
678	ViaSat Inc(a)(b)	48,409
21,672	Walt Disney Co	2,119,955
563	WebMD Health Corp(a)(b)	32,716
12,858	Yahoo! Inc(b)	482,947
		34,848,611
Consumer, Cyclical — 10.04%
1,192	Abercrombie & Fitch Co Class A	21,230
1,118	Advance Auto Parts Inc	180,702
1,889	Alaska Air Group Inc	110,110
8,706	American Airlines Group Inc	246,467
2,512	American Eagle Outfitters Inc(a)	40,016
2,363	Ascena Retail Group Inc(b)	16,517
1,137	AutoNation Inc(a)(b)	53,416
439	AutoZone Inc(b)	348,496
2,066	Bed Bath & Beyond Inc	89,292
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,387	Best Buy Co Inc	$ 134,242
739	Big Lots Inc	37,031
3,326	BorgWarner Inc	98,183
796	Brinker International Inc(a)	36,242
1,308	Brunswick Corp	59,279
269	Buffalo Wild Wings Inc(a)(b)	37,378
641	Cabela's Inc Class A(b)	32,088
1,138	CalAtlantic Group Inc	41,776
2,618	CarMax Inc(a)(b)	128,361
6,160	Carnival Corp	272,272
736	Carter's Inc	78,362
547	Casey's General Stores Inc	71,936
579	Cheesecake Factory Inc	27,873
1,769	Chico's FAS Inc	18,946
402	Chipotle Mexican Grill Inc(a)(b)	161,909
168	Churchill Downs Inc(a)	21,228
1,429	Cinemark Holdings Inc	52,101
4,166	Coach Inc	169,723
1,570	Copart Inc(b)	76,946
6,350	Costco Wholesale Corp	997,204
355	Cracker Barrel Old Country Store Inc(a)	60,872
1,160	CST Brands Inc	49,973
15,860	CVS Health Corp	1,518,436
2,563	Dana Holding Corp	27,065
1,705	Darden Restaurants Inc	107,995
478	Deckers Outdoor Corp(b)	27,495
4,102	Delphi Automotive PLC	256,785
11,441	Delta Air Lines Inc	416,796
1,416	Dick's Sporting Goods Inc	63,805
4,201	Dollar General Corp	394,894
3,390	Dollar Tree Inc(b)	319,474
776	Domino's Pizza Inc	101,951
4,683	DR Horton Inc	147,421
1,133	DreamWorks Animation SKG Inc Class A(b)	46,306
1,466	Dunkin' Brands Group Inc	63,947
4,271	Fastenal Co(a)	189,590
1,989	Foot Locker Inc	109,117
56,289	Ford Motor Co	707,553
627	Fossil Group Inc(a)(b)	17,888
1,496	GameStop Corp Class A(a)	39,764
3,552	Gap Inc(a)	75,373
20,292	General Motors Co	574,264
2,210	Genuine Parts Co	223,762
4,165	Goodyear Tire & Rubber Co	106,874
797	Guess? Inc(a)	11,995
5,132	Hanesbrands Inc	128,967
2,617	Harley-Davidson Inc(a)	118,550
1,024	Harman International Industries Inc	73,544
1,677	Hasbro Inc	140,851
812	Herman Miller Inc	24,271
508	HNI Corp	23,617
18,146	Home Depot Inc	2,317,063
424	HSN Inc	20,746
2,260	Ingram Micro Inc Class A	78,603
425	International Speedway Corp Class A	14,216
554	Jack in the Box Inc	47,600
Shares		Fair Value
Consumer, Cyclical — (continued)
5,104	JC Penney Co Inc(a)(b)	$ 45,324
4,594	JetBlue Airways Corp(b)	76,077
9,359	Johnson Controls Inc	414,229
2,068	Kate Spade & Co(b)	42,621
1,482	KB Home(a)	22,541
2,928	Kohl's Corp	111,030
3,533	L Brands Inc	237,170
2,074	Leggett & Platt Inc	106,002
2,774	Lennar Corp Class A	127,881
4,493	LKQ Corp(b)	142,428
12,935	Lowe's Cos Inc	1,024,064
4,756	Macy's Inc	159,849
2,744	Marriott International Inc Class A(a)	182,366
4,847	Mattel Inc	151,663
12,814	McDonald's Corp	1,542,037
2,597	Michael Kors Holdings Ltd(b)	128,500
972	Mohawk Industries Inc(b)	184,447
745	MSC Industrial Direct Co Inc Class A	52,567
6,813	Newell Brands Inc	330,907
19,490	NIKE Inc Class B	1,075,848
1,921	Nordstrom Inc(a)	73,094
53	NVR Inc(b)	94,358
6,641	Office Depot Inc(b)	21,982
1,424	O'Reilly Automotive Inc(b)	386,046
5,080	PACCAR Inc	263,500
307	Panera Bread Co Class A(a)(b)	65,066
860	Polaris Industries Inc(a)	70,314
624	Pool Corp	58,675
4,943	PulteGroup Inc	96,339
1,170	PVH Corp	110,249
889	Ralph Lauren Corp	79,672
562	Restoration Hardware Holdings Inc(a)(b)	16,118
5,959	Ross Stores Inc	337,816
2,532	Royal Caribbean Cruises Ltd(a)	170,024
626	Scotts Miracle-Gro Co Class A	43,764
1,135	Signet Jewelers Ltd	93,535
1,827	Skechers U.S.A. Inc Class A(b)	54,298
9,212	Southwest Airlines Co	361,202
9,424	Staples Inc	81,235
21,341	Starbucks Corp	1,218,998
2,486	Starwood Hotels & Resorts Worldwide Inc	183,840
8,695	Target Corp	607,085
855	Tempur Sealy International Inc(a)(b)	47,299
950	Texas Roadhouse Inc	43,320
721	Thor Industries Inc	46,678
1,591	Tiffany & Co	96,478
9,667	TJX Cos Inc	746,582
2,479	Toll Brothers Inc(b)	66,710
808	Toro Co	71,266
2,010	Tractor Supply Co	183,272
2,181	Tri Pointe Group Inc(b)	25,779
661	Tupperware Brands Corp	37,201
871	Ulta Salon Cosmetics & Fragrance Inc(b)	212,210
2,652	Under Armour Inc Class A(a)(b)	106,425
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,671	Under Armour Inc Class C(b)	$ 97,218
4,863	United Continental Holdings Inc(b)	199,577
1,240	Urban Outfitters Inc(b)	34,100
4,903	VF Corp	301,485
906	Vista Outdoor Inc(b)	43,243
12,460	Walgreens Boots Alliance Inc	1,037,544
22,292	Wal-Mart Stores Inc	1,627,762
286	Watsco Inc	40,237
3,538	Wendy's Co	34,036
1,105	Whirlpool Corp	184,137
1,181	Williams-Sonoma Inc(a)	61,566
970	World Fuel Services Corp	46,065
822	WW Grainger Inc(a)	186,799
1,573	Wyndham Worldwide Corp	112,045
1,183	Wynn Resorts Ltd(a)	107,227
5,974	Yum! Brands Inc	495,364
		29,243,135
Consumer, Non-Cyclical — 23.66%
725	Aaron's Inc	15,870
21,271	Abbott Laboratories	836,163
23,609	AbbVie Inc	1,461,633
586	ABIOMED Inc(a)(b)	64,044
5,048	Aetna Inc	616,512
1,114	Akorn Inc(b)	31,732
3,323	Alexion Pharmaceuticals Inc(b)	387,993
993	Align Technology Inc(b)	79,986
5,781	Allergan PLC(b)	1,335,931
28,269	Altria Group Inc	1,949,430
2,917	AmerisourceBergen Corp	231,376
10,859	Amgen Inc	1,652,197
861	Amsurg Corp(b)	66,762
3,773	Anthem Inc	495,546
8,798	Archer-Daniels-Midland Co	377,346
6,605	Automatic Data Processing Inc	606,801
1,274	Avery Dennison Corp	95,232
7,171	Avon Products Inc	27,106
8,121	Baxter International Inc	367,232
3,058	Becton Dickinson & Co	518,606
3,157	Biogen Inc(b)	763,426
287	Bio-Rad Laboratories Inc Class A(b)	41,047
524	Bio-Techne Corp	59,091
133	Boston Beer Co Inc Class A(b)	22,747
19,467	Boston Scientific Corp(b)	454,944
24,384	Bristol-Myers Squibb Co	1,793,443
1,512	Brown-Forman Corp Class B	150,837
2,745	Campbell Soup Co	182,625
4,866	Cardinal Health Inc	379,597
1,456	Catalent Inc(b)	33,473
439	CEB Inc	27,078
11,286	Celgene Corp(b)	1,113,138
2,453	Centene Corp(b)	175,071
660	Charles River Laboratories International Inc(b)	54,410
1,970	Church & Dwight Co Inc	202,693
3,754	Cigna Corp	480,474
1,335	Cintas Corp	131,004
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,958	Clorox Co	$ 270,968
56,835	Coca-Cola Co	2,576,331
12,889	Colgate-Palmolive Co	943,475
1,699	Community Health Systems Inc(b)	20,473
6,401	ConAgra Foods Inc	306,032
2,539	Constellation Brands Inc Class A	419,951
719	Cooper Cos Inc	123,359
1,065	CR Bard Inc	250,445
8,631	Danaher Corp	871,731
2,519	DaVita HealthCare Partners Inc(b)	194,769
1,579	Dean Foods Co	28,564
775	Deluxe Corp	51,437
3,595	Dentsply Sirona Inc	223,034
872	DeVry Education Group Inc(a)	15,556
2,705	Dr Pepper Snapple Group Inc	261,384
926	Edgewell Personal Care Co(b)	78,164
3,160	Edwards Lifesciences Corp(b)	315,147
14,053	Eli Lilly & Co	1,106,674
3,007	Endo International PLC(b)	46,879
1,805	Equifax Inc	231,762
3,330	Estee Lauder Cos Inc Class A	303,097
9,136	Express Scripts Holding Co(b)	692,509
2,512	Flowers Foods Inc	47,100
575	FTI Consulting Inc(b)	23,391
1,240	Gartner Inc Class A(b)	120,788
8,567	General Mills Inc	610,998
19,441	Gilead Sciences Inc	1,621,768
2,248	Global Payments Inc	160,462
63	Graham Holdings Co Class B	30,841
3,648	H&R Block Inc	83,904
1,456	Hain Celestial Group Inc(b)	72,436
710	Halyard Health Inc(b)	23,089
4,503	HCA Holdings Inc(b)	346,776
304	Helen of Troy Ltd(b)	31,263
1,241	Henry Schein Inc(b)	219,409
2,178	Hershey Co	247,181
844	Hill-Rom Holdings Inc	42,580
3,785	Hologic Inc(b)	130,961
4,016	Hormel Foods Corp	146,986
2,141	Humana Inc	385,123
1,356	IDEXX Laboratories Inc(a)(b)	125,918
2,168	Illumina Inc(b)	304,344
1,051	Ingredion Inc	136,010
549	Intuitive Surgical Inc(b)	363,114
1,764	JM Smucker Co	268,851
40,151	Johnson & Johnson	4,870,316
3,747	Kellogg Co	305,943
5,211	Kimberly-Clark Corp	716,408
8,585	Kraft Foods Group Inc	759,601
14,073	Kroger Co	517,746
1,497	Laboratory Corp of America Holdings(b)	195,014
269	Lancaster Colony Corp	34,327
616	LifePoint Health Inc(b)	40,268
594	LivaNova PLC(a)(b)	29,837
2,203	Live Nation Entertainment Inc(b)	51,771
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,776	Mallinckrodt PLC(b)	$ 107,945
1,149	ManpowerGroup Inc	73,927
544	MarketAxess Holdings Inc	79,098
1,736	McCormick & Co Inc	185,179
3,360	McKesson Corp	627,144
2,719	Mead Johnson Nutrition Co Class A	246,749
1,349	MEDNAX Inc(b)	97,708
20,302	Medtronic PLC	1,761,605
40,429	Merck & Co Inc	2,329,115
597	Molina Healthcare Inc(b)	29,790
2,657	Molson Coors Brewing Co Class B	268,702
22,651	Mondelez International Inc Class A	1,030,847
2,055	Monster Beverage Corp(b)	330,259
2,442	Moody's Corp	228,840
6,112	Mylan NV(a)(b)	264,283
5,225	Nielsen Holdings NV	271,543
814	Owens & Minor Inc	30,427
819	PAREXEL International Corp(b)	51,499
1,138	Patterson Cos Inc	54,499
16,064	PayPal Holdings Inc(b)	586,497
21,084	PepsiCo Inc	2,233,639
2,172	Perrigo Co PLC	196,935
88,529	Pfizer Inc	3,117,106
22,644	Philip Morris International Inc	2,303,348
996	Post Holdings Inc(a)(b)	82,359
792	Prestige Brands Holdings Inc(b)	43,877
38,855	Procter & Gamble Co	3,289,853
2,352	Quanta Services Inc(b)	54,378
2,157	Quest Diagnostics Inc	175,601
1,127	Regeneron Pharmaceuticals Inc(b)	393,582
2,100	ResMed Inc(a)	132,783
11,953	Reynolds American Inc	644,625
1,908	Robert Half International Inc	72,809
1,426	Rollins Inc	41,739
3,198	RR Donnelley & Sons Co(a)	54,110
3,830	S&P Global Inc	410,806
2,762	Service Corp International	74,684
1,181	Snyder's-Lance Inc	40,024
967	Sotheby's (a)	26,496
2,158	Sprouts Farmers Market Inc(a)(b)	49,418
4,095	St Jude Medical Inc	319,410
1,203	STERIS Corp	82,706
4,524	Stryker Corp(a)	542,111
2,992	SUPERVALU Inc(b)	14,122
7,581	Sysco Corp	384,660
621	Teleflex Inc	110,110
1,597	Tenet Healthcare Corp(a)(b)	44,141
5,721	Thermo Fisher Scientific Inc	845,335
153	Tootsie Roll Industries Inc(a)	5,895
2,529	Total System Services Inc	134,315
866	TreeHouse Foods Inc(b)	88,895
4,232	Tyson Foods Inc Class A	282,655
795	United Natural Foods Inc(b)	37,206
1,179	United Rentals Inc(b)	79,111
665	United Therapeutics Corp(b)	70,437
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,879	UnitedHealth Group Inc	$ 1,959,715
1,305	Universal Health Services Inc Class B	175,001
1,395	Varian Medical Systems Inc(b)	114,711
1,143	VCA Inc(b)	77,278
2,285	Verisk Analytics Inc Class A(b)	185,268
3,700	Vertex Pharmaceuticals Inc(b)	318,274
710	WellCare Health Plans Inc(b)	76,169
1,067	West Pharmaceutical Services Inc	80,964
7,265	Western Union Co	139,343
547	WEX Inc(b)	48,503
2,652	WhiteWave Foods Co Class A(b)	124,485
4,975	Whole Foods Market Inc	159,300
2,595	Zimmer Biomet Holdings Inc	312,386
6,604	Zoetis Inc	313,426
		68,898,621
Diversified — 0.03%
4,934	Leucadia National Corp	85,506
Energy — 7.03%
7,341	Anadarko Petroleum Corp	390,908
5,569	Apache Corp	310,026
6,482	Baker Hughes Inc	292,533
6,838	Cabot Oil & Gas Corp	176,010
8,049	Chesapeake Energy Corp(a)(b)	34,450
27,511	Chevron Corp	2,883,978
1,389	Cimarex Energy Co	165,735
5,985	Columbia Pipeline Group Inc	152,558
1,930	Concho Resources Inc(b)	230,191
17,848	ConocoPhillips	778,173
3,501	CONSOL Energy Inc(a)	56,331
5,236	Denbury Resources Inc(a)	18,797
7,562	Devon Energy Corp	274,123
1,038	Diamond Offshore Drilling Inc(a)	25,255
592	Dril-Quip Inc(b)	34,591
1,442	Energen Corp	69,519
3,700	Ensco PLC Class A	35,927
7,939	EOG Resources Inc	662,271
2,531	EQT Corp	195,975
60,529	Exxon Mobil Corp	5,673,988
1,078	First Solar Inc(b)	52,261
3,323	FMC Technologies Inc(b)	88,624
1,752	Gulfport Energy Corp(b)	54,768
12,657	Halliburton Co	573,236
1,525	Helmerich & Payne Inc(a)	102,373
3,957	Hess Corp	237,816
2,775	HollyFrontier Corp	65,962
27,083	Kinder Morgan Inc	506,994
12,539	Marathon Oil Corp	188,210
7,641	Marathon Petroleum Corp	290,052
2,411	Murphy Oil Corp	76,549
624	Murphy USA Inc(b)	46,276
4,296	Nabors Industries Ltd	43,175
5,420	National Oilwell Varco Inc	182,383
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Energy — (continued)
2,949	Newfield Exploration Co(b)	$ 130,287
3,890	Noble Corp PLC(a)	32,054
6,260	Noble Energy Inc	224,546
1,714	NOW Inc(b)	31,092
11,028	Occidental Petroleum Corp	833,276
1,379	Oceaneering International Inc	41,177
818	Oil States International Inc(b)	26,896
3,095	ONEOK Inc	146,858
2,327	Patterson-UTI Energy Inc	49,612
6,929	Phillips 66	549,747
2,398	Pioneer Natural Resources Co	362,602
2,661	QEP Resources Inc	46,913
2,387	Range Resources Corp(a)	102,975
1,950	Rowan Cos PLC Class A	34,437
20,075	Schlumberger Ltd	1,587,531
1,023	SM Energy Co(a)	27,621
5,455	Southwestern Energy Co(a)(b)	68,624
9,826	Spectra Energy Corp	359,926
2,407	Superior Energy Services Inc	44,313
1,760	Tesoro Corp	131,859
5,033	Transocean Ltd(a)	59,842
6,958	Valero Energy Corp	354,858
1,142	Western Refining Inc	23,559
9,883	Williams Cos Inc	213,769
3,040	WPX Energy Inc(b)	28,302
		20,482,694
Financial — 17.21%
788	Affiliated Managers Group Inc(b)	110,927
5,889	Aflac Inc	424,950
588	Alexander & Baldwin Inc	21,250
1,098	Alexandria Real Estate Equities Inc REIT	113,665
232	Alleghany Corp(b)	127,503
851	Alliance Data Systems Corp(b)	166,728
5,534	Allstate Corp	387,103
1,937	American Campus Communities Inc REIT	102,409
11,831	American Express Co	718,852
1,089	American Financial Group Inc	80,510
16,216	American International Group Inc	857,664
6,120	American Tower Corp REIT	695,293
2,440	Ameriprise Financial Inc	219,234
3,782	Aon PLC	413,108
2,199	Apartment Investment & Management Co REIT Class A	97,108
2,753	Arthur J Gallagher & Co	131,043
950	Aspen Insurance Holdings Ltd	44,061
2,340	Associated Banc-Corp	40,131
982	Assurant Inc	84,756
2,027	AvalonBay Communities Inc REIT	365,651
1,029	BancorpSouth Inc	23,348
149,082	Bank of America Corp	1,978,318
614	Bank of Hawaii Corp	42,243
15,532	Bank of New York Mellon Corp	603,418
1,302	Bank of the Ozarks Inc	48,851
Shares		Fair Value
Financial — (continued)
11,541	BB&T Corp	$ 410,975
27,353	Berkshire Hathaway Inc Class B(b)	3,960,441
1,823	BlackRock Inc Class A	624,432
2,218	Boston Properties Inc REIT	292,554
1,676	Brown & Brown Inc	62,800
1,325	Camden Property Trust REIT	117,157
7,475	Capital One Financial Corp	474,737
1,210	Care Capital Properties Inc	31,714
1,089	Cathay General Bancorp	30,710
1,199	CBOE Holdings Inc	79,877
4,305	CBRE Group Inc Class A(b)	113,996
17,350	Charles Schwab Corp	439,129
6,654	Chubb Ltd	869,744
2,267	Cincinnati Financial Corp	169,776
42,565	Citigroup Inc	1,804,330
7,718	Citizens Financial Group Inc	154,206
5,000	CME Group Inc	487,000
2,857	CNO Financial Group Inc	49,883
2,588	Comerica Inc	106,444
1,294	Commerce Bancshares Inc	61,983
1,927	Communications Sales & Leasing Inc REIT(b)	55,690
1,207	CoreLogic Inc(b)	46,445
1,425	Corporate Office Properties Trust REIT	42,137
1,775	Corrections Corp of America REIT	62,161
4,936	Crown Castle International Corp REIT	500,659
851	Cullen/Frost Bankers Inc(a)	54,234
1,326	DCT Industrial Trust Inc REIT	63,701
2,107	Digital Realty Trust Inc REIT(a)	229,642
5,980	Discover Financial Services	320,468
1,943	Douglas Emmett Inc REIT	69,015
5,025	Duke Realty Corp REIT	133,967
3,919	E*TRADE Financial Corp(b)	92,057
2,146	East West Bancorp Inc	73,350
1,857	Eaton Vance Corp	65,626
946	Education Realty Trust Inc REIT	43,648
898	Endurance Specialty Holdings Ltd	60,310
876	EPR Properties REIT	70,676
995	Equinix Inc REIT(a)	385,791
1,487	Equity One Inc REIT	47,852
5,272	Equity Residential REIT	363,135
944	Essex Property Trust Inc REIT	215,317
624	Everest Re Group Ltd	113,986
1,805	Extra Space Storage Inc REIT	167,035
1,002	Federal Realty Investment Trust REIT	165,881
1,577	Federated Investors Inc Class B	45,386
11,595	Fifth Third Bancorp	203,956
1,654	First American Financial Corp	66,524
3,133	First Horizon National Corp	43,173
1,664	First Industrial Realty Trust Inc REIT	46,293
5,644	First Niagara Financial Group Inc	54,973
2,513	FirstMerit Corp	50,939
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,124	FNB Corp	$ 39,175
5,546	Franklin Resources Inc	185,070
2,267	Fulton Financial Corp	30,605
8,793	General Growth Properties Inc REIT	262,207
7,656	Genworth Financial Inc Class A(b)	19,752
5,671	Goldman Sachs Group Inc	842,597
1,245	Hancock Holding Co	32,507
646	Hanover Insurance Group Inc	54,665
5,758	Hartford Financial Services Group Inc	255,540
7,052	HCP Inc REIT	249,500
1,504	Healthcare Realty Trust Inc REIT	52,625
1,516	Highwoods Properties Inc REIT	80,045
2,431	Hospitality Properties Trust REIT	70,013
10,788	Host Hotels & Resorts Inc REIT	174,874
11,379	Huntington Bancshares Inc	101,728
1,717	Intercontinental Exchange Inc	439,483
996	International Bancshares Corp	25,986
6,142	Invesco Ltd	156,867
3,489	Iron Mountain Inc REIT	138,967
2,045	Janus Capital Group Inc	28,466
643	Jones Lang LaSalle Inc	62,660
53,377	JPMorgan Chase & Co	3,316,847
766	Kemper Corp	23,731
12,035	KeyCorp	132,987
1,449	Kilroy Realty Corp REIT	96,054
6,211	Kimco Realty Corp REIT	194,901
1,164	Lamar Advertising Co REIT Class A	77,173
1,657	LaSalle Hotel Properties REIT	39,072
1,471	Legg Mason Inc	43,380
2,249	Liberty Property Trust REIT	89,330
3,601	Lincoln National Corp	139,611
3,904	Loews Corp	160,415
2,297	M&T Bank Corp	271,574
1,798	Macerich Co REIT	153,531
1,461	Mack-Cali Realty Corp REIT	39,447
7,525	Marsh & McLennan Cos Inc	515,162
14,157	MasterCard Inc Class A	1,246,665
3,618	Medical Properties Trust Inc REIT	55,030
627	Mercury General Corp(a)	33,331
15,834	MetLife Inc	630,668
1,171	Mid-America Apartment Communities Inc REIT	124,594
22,057	Morgan Stanley	573,041
1,734	NASDAQ OMX Group Inc	112,138
2,132	National Retail Properties Inc REIT	110,267
4,468	Navient Corp	53,393
7,363	New York Community Bancorp Inc(a)	110,371
3,079	Northern Trust Corp	204,015
3,636	Old Republic International Corp	70,138
Shares		Fair Value
Financial — (continued)
2,385	Omega Healthcare Investors Inc REIT(a)	$ 80,971
1,562	PacWest Bancorp	62,136
4,281	People's United Financial Inc	62,759
7,235	PNC Financial Services Group Inc	588,857
796	Post Properties Inc REIT	48,596
704	Potlatch Corp REIT	24,006
701	Primerica Inc	40,125
4,002	Principal Financial Group Inc	164,522
1,181	PrivateBancorp Inc	51,999
8,636	Progressive Corp	289,306
7,577	Prologis Inc REIT	371,576
974	Prosperity Bancshares Inc	49,664
6,541	Prudential Financial Inc	466,635
2,126	Public Storage REIT	543,384
1,807	Raymond James Financial Inc	89,085
2,019	Rayonier Inc REIT	52,979
3,795	Realty Income Corp REIT	263,221
1,409	Regency Centers Corp REIT	117,976
19,012	Regions Financial Corp	161,792
1,021	Reinsurance Group of America Inc	99,027
642	RenaissanceRe Holdings Ltd	75,397
2,045	SEI Investments Co	98,385
3,812	Senior Housing Properties Trust REIT	79,404
732	Signature Bank(b)	91,441
4,467	Simon Property Group Inc REIT	968,892
1,528	SL Green Realty Corp REIT	162,686
5,836	SLM Corp(b)	36,066
532	Sovran Self Storage Inc REIT	55,817
5,837	State Street Corp	314,731
999	Stifel Financial Corp(b)	31,419
7,329	SunTrust Banks Inc	301,075
781	SVB Financial Group(b)	74,320
12,039	Synchrony Financial(b)	304,346
1,929	Synovus Financial Corp	55,922
3,710	T Rowe Price Group Inc	270,719
1,486	Tanger Factory Outlet Centers Inc REIT	59,708
942	Taubman Centers Inc REIT	69,896
2,477	TCF Financial Corp	31,334
1,791	Torchmark Corp	110,720
4,178	Travelers Cos Inc Class A	497,349
915	Trustmark Corp	22,738
3,824	UDR Inc REIT	141,182
3,552	Umpqua Holdings Corp	54,949
3,557	Unum Group	113,077
1,331	Urban Edge Properties REIT	39,744
23,578	US Bancorp	950,901
2,864	Valley National Bancorp	26,120
4,852	Ventas Inc REIT	353,323
27,708	Visa Inc Class A	2,055,102
2,559	Vornado Realty Trust REIT	256,207
1,054	Waddell & Reed Financial Inc Class A	18,150
1,323	Washington Federal Inc	32,096
1,487	Webster Financial Corp	50,484
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,582	Weingarten Realty Investors REIT	$ 64,577
67,440	Wells Fargo & Co	3,191,935
5,128	Welltower Inc REIT	390,600
11,397	Weyerhaeuser Co REIT	339,289
2,086	Willis Towers Watson PLC	259,311
1,618	WisdomTree Investments Inc(a)	15,840
2,520	WP Glimcher Inc REIT	28,199
1,513	WR Berkley Corp	90,659
3,926	XL Group PLC	130,775
2,955	Zions Bancorporation	74,259
		50,131,997
Industrial — 10.06%
8,736	3M Co	1,529,848
673	Acuity Brands Inc	166,877
2,329	AECOM (b)	73,992
1,124	AGCO Corp	52,974
4,860	Agilent Technologies Inc	215,590
1,356	Allegion PLC	94,147
3,465	AMETEK Inc	160,187
4,447	Amphenol Corp Class A	254,947
1,131	AO Smith Corp	99,652
988	AptarGroup Inc	78,180
1,470	Arrow Electronics Inc(b)	90,993
1,871	Avnet Inc	75,794
1,560	B/E Aerospace Inc	72,033
2,013	Ball Corp(a)	145,520
694	Belden Inc	41,897
1,391	Bemis Co Inc	71,623
8,741	Boeing Co	1,135,194
981	Carlisle Cos Inc	103,672
8,408	Caterpillar Inc	637,410
2,167	CH Robinson Worldwide Inc	160,900
696	CLARCOR Inc	42,338
770	Clean Harbors Inc(b)	40,125
1,133	Cognex Corp	48,832
16,067	Corning Inc	329,052
761	Crane Co	43,164
14,081	CSX Corp	367,232
2,341	Cummins Inc	263,222
669	Curtiss-Wright Corp	56,363
4,325	Deere & Co(a)	350,498
1,941	Donaldson Co Inc(a)	66,693
2,355	Dover Corp	163,249
750	Eagle Materials Inc	57,863
6,802	Eaton Corp PLC	406,283
932	EMCOR Group Inc	45,910
9,285	Emerson Electric Co	484,306
926	Energizer Holdings Inc	47,680
449	Esterline Technologies Corp(b)	27,856
2,527	Expeditors International of Washington Inc	123,924
3,633	FedEx Corp	551,417
563	FEI Co	60,173
2,174	FLIR Systems Inc	67,285
2,028	Flowserve Corp	91,605
2,100	Fluor Corp	103,488
Shares		Fair Value
Industrial — (continued)
2,109	Fortune Brands Home & Security Inc	$ 122,259
1,725	Garmin Ltd(a)	73,175
671	GATX Corp(a)	29,504
4,136	General Dynamics Corp	575,897
134,015	General Electric Co	4,218,792
812	Genesee & Wyoming Inc Class A(b)	47,867
4,144	Gentex Corp	64,025
909	Graco Inc	71,802
518	Granite Construction Inc	23,595
480	Greif Inc Class A	17,890
1,901	Harris Corp	158,619
11,107	Honeywell International Inc	1,291,966
658	Hubbell Inc	69,399
735	Huntington Ingalls Industries Inc Class A	123,502
1,071	IDEX Corp	87,929
4,727	Illinois Tool Works Inc	492,364
3,850	Ingersoll-Rand PLC	245,168
1,203	ITT Inc	38,472
2,701	Jabil Circuit Inc(a)	49,887
1,701	Jacobs Engineering Group Inc(b)	84,727
1,349	JB Hunt Transport Services Inc	109,175
1,550	Joy Global Inc	32,767
1,644	Kansas City Southern	148,108
2,215	KBR Inc	29,327
1,354	Kennametal Inc	29,937
2,574	Keysight Technologies Inc(b)	74,878
883	Kirby Corp(b)	55,090
780	KLX Inc(b)	24,180
1,450	Knowles Corp(a)(b)	19,836
1,140	L-3 Communications Holdings Inc	167,227
627	Landstar System Inc	43,050
599	Lennox International Inc	85,417
1,020	Lincoln Electric Holdings Inc	60,262
3,793	Lockheed Martin Corp	941,309
1,824	Louisiana-Pacific Corp(b)	31,646
984	Martin Marietta Materials Inc	188,928
4,881	Masco Corp	151,018
413	Mettler-Toledo International Inc(b)	150,712
407	MSA Safety Inc	21,380
1,550	National Instruments Corp	42,470
863	Nordson Corp	72,155
4,305	Norfolk Southern Corp	366,485
2,664	Northrop Grumman Corp	592,154
1,055	Old Dominion Freight Line Inc(b)	63,627
862	Orbital ATK Inc	73,391
1,060	Oshkosh Corp	50,573
2,552	Owens-Illinois Inc(b)	45,962
1,470	Packaging Corp of America	98,387
1,951	Parker-Hannifin Corp	210,806
2,560	Pentair PLC	149,222
1,741	PerkinElmer Inc	91,263
4,395	Raytheon Co	597,500
667	Regal Beloit Corp	36,718
3,595	Republic Services Inc	184,459
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,932	Rockwell Automation Inc	$ 221,832
1,970	Rockwell Collins Inc	167,726
1,459	Roper Technologies Inc	248,847
756	Ryder System Inc	46,222
2,927	Sealed Air Corp	134,554
652	Silgan Holdings Inc	33,552
832	Snap-on Inc	131,306
1,541	Sonoco Products Co(a)	76,526
2,199	Stanley Black & Decker Inc	244,573
1,262	Stericycle Inc(b)	131,399
5,337	TE Connectivity Ltd	304,796
432	Tech Data Corp(b)	31,039
547	Teledyne Technologies Inc(b)	54,180
1,672	Terex Corp	33,958
3,941	Textron Inc	144,083
881	Timken Co	27,011
781	TransDigm Group Inc(b)	205,942
3,449	Trimble Navigation Ltd(b)	84,018
2,112	Trinity Industries Inc	39,220
756	Triumph Group Inc	26,838
6,206	Tyco International PLC	264,376
12,221	Union Pacific Corp	1,066,282
9,965	United Parcel Service Inc Class B	1,073,430
11,231	United Technologies Corp	1,151,739
326	Valmont Industries Inc	44,098
2,302	Vishay Intertechnology Inc(a)	28,522
1,946	Vulcan Materials Co	234,221
1,440	Wabtec Corp	101,131
5,984	Waste Management Inc	396,560
1,210	Waters Corp(b)	170,186
869	Werner Enterprises Inc	19,961
3,775	Westrock Co	146,734
753	Woodward Inc	43,403
2,665	Xylem Inc	118,992
765	Zebra Technologies Corp Class A(b)	38,327
		29,311,830
Technology — 12.28%
1,655	3D Systems Corp(a)(b)	22,657
9,066	Accenture PLC Class A	1,027,087
1,561	ACI Worldwide Inc(b)	30,455
7,428	Activision Blizzard Inc	294,372
1,348	Acxiom Corp(b)	29,643
7,315	Adobe Systems Inc(b)	700,704
10,719	Advanced Micro Devices Inc(a)(b)	55,096
2,586	Akamai Technologies Inc(b)	144,635
3,103	Allscripts Healthcare Solutions Inc(b)	39,408
4,583	Analog Devices Inc	259,581
1,348	ANSYS Inc(b)	122,331
80,053	Apple Inc	7,653,067
16,325	Applied Materials Inc	391,310
3,378	Autodesk Inc(b)	182,885
5,353	Broadcom Ltd	831,856
1,850	Broadridge Financial Solutions Inc	120,620
Shares		Fair Value
Technology — (continued)
5,814	Brocade Communications Systems Inc	$ 53,373
4,442	CA Inc	145,831
4,562	Cadence Design Systems Inc(b)	110,857
2,135	CDK Global Inc	118,471
4,369	Cerner Corp(b)	256,023
2,339	Citrix Systems Inc(b)	187,331
8,794	Cognizant Technology Solutions Corp Class A(b)	503,369
678	CommVault Systems Inc(b)	29,283
2,055	Computer Sciences Corp	102,031
1,512	Convergys Corp(a)	37,800
1,553	Cree Inc(a)(b)	37,955
2,055	CSRA Inc	48,149
4,695	Cypress Semiconductor Corp(a)	49,532
782	Diebold Inc	19,417
474	DST Systems Inc	55,188
545	Dun & Bradstreet Corp	66,403
4,466	Electronic Arts Inc(b)	338,344
28,111	EMC Corp	763,776
404	Fair Isaac Corp	45,656
1,412	Fairchild Semiconductor International Inc(b)	28,028
4,083	Fidelity National Information Services Inc	300,835
3,293	Fiserv Inc(b)	358,048
2,331	Fortinet Inc(b)	73,636
24,784	Hewlett Packard Enterprise Co	452,804
24,929	HP Inc	312,859
1,976	Integrated Device Technology Inc(b)	39,777
68,928	Intel Corp	2,260,838
12,763	International Business Machines Corp	1,937,168
1,672	Intersil Corp Class A	22,639
3,813	Intuit Inc	425,569
538	IPG Photonics Corp(b)	43,040
664	j2 Global Inc	41,945
1,159	Jack Henry & Associates Inc	101,146
2,335	KLA-Tencor Corp	171,039
2,418	Lam Research Corp(a)	203,257
965	Leidos Holdings Inc	46,195
857	Lexmark International Inc Class A	32,352
3,481	Linear Technology Corp	161,971
1,098	Manhattan Associates Inc(b)	70,415
986	MAXIMUS Inc	54,595
1,343	Mentor Graphics Corp	28,552
3,053	Microchip Technology Inc(a)	154,970
15,041	Micron Technology Inc(b)	206,964
1,626	Microsemi Corp(b)	53,138
114,740	Microsoft Corp	5,871,246
1,379	MSCI Inc Class A	106,348
1,910	NCR Corp(b)	53,041
4,261	NetApp Inc	104,778
1,393	NetScout Systems Inc(b)	30,994
7,436	NVIDIA Corp	349,566
45,493	Oracle Corp	1,862,028
4,638	Paychex Inc	275,961
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,812	Pitney Bowes Inc	$ 50,054
1,706	PTC Inc(b)	64,111
1,967	Qorvo Inc(b)	108,696
21,583	QUALCOMM Inc	1,156,201
1,854	Rackspace Hosting Inc(b)	38,674
2,785	Red Hat Inc(b)	202,191
9,105	Salesforce.com Inc(b)	723,028
713	Science Applications International Corp	41,604
4,498	Seagate Technology PLC(a)	109,571
576	Silicon Laboratories Inc(b)	28,074
2,818	Skyworks Solutions Inc	178,323
546	Synaptics Inc(b)	29,348
420	SYNNEX Corp	39,824
2,096	Synopsys Inc(b)	113,352
2,020	Teradata Corp(b)	50,641
2,873	Teradyne Inc	56,569
14,514	Texas Instruments Inc	909,302
502	Tyler Technologies Inc(b)	83,688
452	Ultimate Software Group Inc(b)	95,051
1,714	VeriFone Systems Inc(b)	31,778
4,835	Western Digital Corp	228,502
13,285	Xerox Corp	126,075
3,915	Xilinx Inc	180,599
		35,755,494
Utilities — 3.81%
9,506	AES Corp	118,635
1,860	AGL Resources Inc	122,704
3,516	Alliant Energy Corp	139,585
3,543	Ameren Corp	189,834
7,090	American Electric Power Co Inc	496,938
2,682	American Water Works Co Inc	226,656
2,769	Aqua America Inc	98,743
1,451	Atmos Energy Corp	117,995
660	Black Hills Corp	41,606
6,255	CenterPoint Energy Inc	150,120
3,990	CMS Energy Corp	182,981
4,239	Consolidated Edison Inc	340,985
8,995	Dominion Resources Inc	700,980
2,679	DTE Energy Co	265,542
9,939	Duke Energy Corp	852,667
4,816	Edison International	374,059
2,683	Entergy Corp	218,262
4,668	Eversource Energy	279,613
13,282	Exelon Corp	482,934
6,433	FirstEnergy Corp	224,576
2,302	Great Plains Energy Inc	69,981
1,536	Hawaiian Electric Industries Inc	50,365
691	IDACORP Inc	56,213
3,098	MDU Resources Group Inc	74,352
1,179	National Fuel Gas Co(a)	67,062
1,282	New Jersey Resources Corp	49,421
6,650	NextEra Energy Inc	867,160
4,698	NiSource Inc	124,591
5,146	NRG Energy Inc	77,139
3,080	OGE Energy Corp	100,870
849	ONE Gas Inc	56,535
Shares		Fair Value
Utilities — (continued)
7,115	PG&E Corp	$ 454,791
1,614	Pinnacle West Capital Corp	130,831
1,313	PNM Resources Inc	46,533
9,729	PPL Corp	367,270
7,481	Public Service Enterprise Group Inc	348,689
2,800	Questar Corp	71,036
2,069	SCANA Corp	156,541
3,500	Sempra Energy	399,070
13,700	Southern Co	734,731
717	Southwest Gas Corp	56,435
1,256	Talen Energy Corp(b)	17,019
3,595	TECO Energy Inc	99,366
2,473	UGI Corp	111,903
1,172	Vectren Corp	61,729
4,701	WEC Energy Group Inc	306,975
2,035	Westar Energy Inc	114,143
803	WGL Holdings Inc	56,844
7,460	Xcel Energy Inc	334,059
		11,087,069
TOTAL COMMON STOCK — 98.73% (Cost $165,505,722)		$287,558,345
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.91%
	Federal Home Loan Bank
$1,657,000	0.05%, 07/01/2016	1,657,000
1,000,000	0.16%, 07/19/2016	999,915
		2,656,915
Repurchase Agreements — 2.39%
1,649,873	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $1,649,873 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	1,649,873
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 347,273	Undivided interest of 1.64% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $347,273 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)
		$ 347,273
1,649,873	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $1,649,873 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)	1,649,873
1,649,872	Undivided interest of 3.45% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $1,649,872 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(c)	1,649,872
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,649,872	Undivided interest of 3.64% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $1,649,872 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(c)
$ 1,649,872
6,946,763
SHORT TERM INVESTMENTS — 3.30% (Cost $9,603,678)	$ 9,603,678
TOTAL INVESTMENTS — 102.03% (Cost $175,109,400)	$297,162,023
OTHER ASSETS & LIABILITIES, NET — (2.03)%	$ (5,916,281)
TOTAL NET ASSETS — 100.00%	$291,245,742
(a)	All or a portion of the security is on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	36	USD	3,762,360	September 2016	$ (9,865)
S&P Mid 400® Emini Long Futures	3	USD	447,900	September 2016	(6,780)
				Net Depreciation	$(16,645)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Stock Index Fund
ASSETS:
Investments in securities, fair value (including $6,781,716 of securities on loan)(a)	$290,215,260
Repurchase agreements, fair value(b)	6,946,763
Cash	280,706
Margin deposits	169,800
Subscriptions receivable	71,307
Variation margin on futures contracts	553,858
Dividends receivable	323,313
Total Assets	298,561,007
LIABILITIES:
Payable to investment adviser	59,249
Payable for administrative services fees	82,948
Payable upon return of securities loaned	6,946,763
Redemptions payable	123,972
Payable for investments purchased	102,333
Total Liabilities	7,315,265
NET ASSETS	$291,245,742
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,180,630
Paid-in capital in excess of par	164,845,003
Net unrealized appreciation	122,035,978
Undistributed net investment income	66,622
Accumulated net realized gain	3,117,509
NET ASSETS	$291,245,742
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	11,806,302
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$24.67
(a) Cost of investments	$168,162,637
(b) Cost of repurchase agreements	$6,946,763
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Stock Index Fund
INVESTMENT INCOME:
Interest	$3,527
Income from securities lending	17,344
Dividends	3,176,608
Total Income	3,197,479
EXPENSES:
Management fees	356,354
Administrative services fees – Initial Class	498,895
Total Expenses	855,249
NET INVESTMENT INCOME	2,342,230
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	8,320,169
Net realized gain on futures contracts	299,919
Net Realized Gain	8,620,088
Net change in unrealized appreciation on investments	489,848
Net change in unrealized depreciation on futures contracts	(10,166)
Net Change in Unrealized Appreciation	479,682
Net Realized and Unrealized Gain	9,099,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,442,000
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Stock Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$2,342,230	$4,413,141
Net realized gain	8,620,088	13,450,989
Net change in unrealized appreciation (depreciation)	479,682	(16,299,878)
Net Increase in Net Assets Resulting from Operations	11,442,000	1,564,252
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,275,608)	(4,650,312)
From net realized gains	-	(12,309,656)
Total Distributions	(2,275,608)	(16,959,968)
CAPITAL SHARE TRANSACTIONS:
Shares sold	21,883,814	53,610,599
Shares issued in reinvestment of distributions	2,275,608	16,959,968
Shares redeemed	(32,074,301)	(69,241,207)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,914,879)	1,329,360
Total Increase (Decrease) in Net Assets	1,251,513	(14,066,356)
NET ASSETS:
Beginning of Period	289,994,229	304,060,585
End of Period(a)	$291,245,742	$289,994,229
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	946,656	2,114,292
Shares issued in reinvestment of distributions	95,055	695,437
Shares redeemed	(1,344,783)	(2,739,077)
Net Increase (Decrease)	(303,072)	70,652
(a) Including undistributed net investment income:	$66,622	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$23.95	0.19 (b)	0.72	0.91	(0.19)	-	(0.19)	$24.67	3.84% (c)
12/31/2015	$25.26	0.38 (b)	(0.23)	0.15	(0.40)	(1.06)	(1.46)	$23.95	0.56%
12/31/2014	$24.94	0.37 (b)	2.83	3.20	(0.42)	(2.46)	(2.88)	$25.26	12.76%
12/31/2013	$20.28	0.34 (b)	6.04	6.38	(0.42)	(1.30)	(1.72)	$24.94	31.72%
12/31/2012	$18.27	0.34 (b)	2.46	2.80	(0.34)	(0.45)	(0.79)	$20.28	15.54%
12/31/2011	$18.35	0.27	(0.05)	0.22	(0.27)	(0.03)	(0.30)	$18.27	1.21%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$291,246	0.60% (d)	0.60% (d)	N/A	1.64% (d)	5% (c)
12/31/2015	$289,994	0.60%	0.60%	N/A	1.48%	6%
12/31/2014	$304,061	0.60%	0.60%	N/A	1.41%	4%
12/31/2013	$317,280	0.60%	0.60%	1.47%	1.47%	5%
12/31/2012	$285,814	0.60%	0.60%	1.67%	1.67%	5%
12/31/2011	$274,472	0.60%	0.60%	1.43%	1.43%	6%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2016

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 287,558,345	$ —	$ —	$ 287,558,345
Short Term Investments	—	9,603,678	—	9,603,678
Total Assets	$ 287,558,345	$ 9,603,678	$ 0	$ 297,162,023
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (16,645)	$ —	$ —	$ (16,645)
Total Liabilities	$ (16,645)	$ 0	$ 0	$ (16,645)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$182,145,192
Gross unrealized appreciation on investments	135,913,543
Gross unrealized depreciation on investments	(20,896,712)
Net unrealized appreciation on investments	$115,016,831
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 50 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(16,645) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$299,919	Net change in unrealized depreciation on futures contracts	$(10,166)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $14,734,303 and $17,729,531, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $6,781,716  and received collateral as reported on the Statement of Assets and Liabilities of $6,946,763 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado.

Semi-Annual Report - June 30, 2016

These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.
A lawsuit has been filed relating to the Fund's investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Stock Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the sub-adviser and for recommending the hiring, termination and replacement of the sub-adviser to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2015 primarily due to the Fund’s expenses, the Fund was in the second quartile of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2015 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the sub-adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fees of its peer group of funds and the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board noted that the Fund’s total annual operating expense ratio was lower than the average and the same as the median total annual operating expense ratio of its peer group and was lower than the average and median total annual operating expense ratio of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also considered the Sub-Adviser’s representation that the Sub-Adviser does not advise other accounts similar to the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016